Deferred tax and current taxation - Deferred tax movement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax charge (credit)	€ (179.2)	€ (99.1)	€ (22.8)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax charge (credit)	(149.7)	(21.9)	(14.4)
IFRS 15 transition adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax charge (credit)	7.1	7.1	7.1
Right of use assets & lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax charge (credit)		0.6	(1.1)
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax charge (credit)	(40.5)	(85.0)	(10.4)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax charge (credit)	€ 3.9	€ 0.1	€ (4.0)